Other Intangible assets - Schedule of Detailed Information about Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	$ 20,621
Amortization	2,200	$ 800
Ending balance	81,834	20,621
Software
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	14,621
Ending balance	14,652	14,621
Customer relationships
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	0
Ending balance	0	0
Intellectual property rights
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	6,000
Ending balance	67,182	6,000
Cost
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	27,368	25,344
Acquisition of Ivers Lee assets	185
Additions	63,005	2,409
Derecognition	(2,134)
Translation difference	(313)	(385)
Ending balance	88,737	27,368
Cost | Software
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	19,234	17,073
Acquisition of Ivers Lee assets	185
Additions	1,823	2,409
Derecognition	0
Translation difference	(313)	(248)
Ending balance	21,555	19,234
Cost | Customer relationships
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	2,134	2,271
Acquisition of Ivers Lee assets	0
Additions	0	0
Derecognition	(2,134)
Translation difference	0	(137)
Ending balance	0	2,134
Cost | Intellectual property rights
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	6,000	6,000
Acquisition of Ivers Lee assets	0
Additions	61,182	0
Derecognition	0
Translation difference	0	0
Ending balance	67,182	6,000
Amortization
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	6,747	6,268
Derecognition	(2,134)
Translation difference	(98)	(340)
Amortization	2,192	819
Ending balance	6,903	6,747
Amortization | Software
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	4,613	3,997
Derecognition	0
Translation difference	(98)	(203)
Amortization	2,192	819
Ending balance	6,903	4,613
Amortization | Customer relationships
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	2,134	2,271
Derecognition	(2,134)
Translation difference	0	(137)
Amortization	0	0
Ending balance	0	2,134
Amortization | Intellectual property rights
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	0	0
Derecognition	0
Translation difference	0	0
Amortization	0	0
Ending balance	$ 0	$ 0